Document and Entity Information - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Sep. 07, 2019	Dec. 31, 2018
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Entity Registrant Name	WVS FINANCIAL CORP
Entity Central Index Key	0000910679
Current Fiscal Year End Date	--06-30
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		1,943,116
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Public Float			$ 22,500
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Incorporation, State or Country Code	PA
Entity File Number	0-22444
Document Annual Report	true
Document Transition Report	false